Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	At June 30, 2025	At December 31, 2024
Acquired software	$418,156	$419,722
Accumulated depreciation	(204,965)	(163,760)
	$213,191	$255,962

Amortization included in:

	Six months ended June 30,
	2025	2024
Cost of sales	$42,121	$41,972

Schedule of Estimated Annual Amortization Expense	Acquired software was amortized over five years. Estimated annual amortization expense related to acquired software is set out below:
2026	83,631
2027	83,631
2028	45,929
$213,191